Borrowings (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Jun. 21, 2019	Jan. 01, 2019	Mar. 22, 2018
Disclosure of detailed information about borrowings [line items]
Current liabilities	£ 3,500,000	£ 4,225,854
Non-current Liabilities	10,852,109	0	£ 2,668,800
Fair Value	15,352,109	5,225,854	3,668,800		£ 1,000,000
Bridging finance
Disclosure of detailed information about borrowings [line items]
Current liabilities		800,000
Fair Value		800,000
Amount of loans issued		£ 800,000
Interest rate (in percent)		0.00%
Convertible loan notes A (treated as equity)
Disclosure of detailed information about borrowings [line items]
Fair Value	£ 1,000,000	£ 1,000,000
Amount of loans issued						£ 1,000,000
Interest rate (in percent)	0.00%
Convertible loan notes A (treated as equity)
Disclosure of detailed information about borrowings [line items]
Fair Value		£ 1,000,000	1,000,000		£ 1,000,000
Amount of loans issued						£ 1,000,000
Interest rate (in percent)						0.00%
Redemption percentage on principal amount		0.00%
Convertible loan notes B
Disclosure of detailed information about borrowings [line items]
Current liabilities	£ 3,500,000	£ 3,425,854
Non-current Liabilities			2,668,800
Fair Value	£ 3,500,000	3,425,854	£ 2,668,800
Amount of loans issued		£ 500,000		£ 3,000,000
Interest rate (in percent)	0.00%	0.00%
Redemption percentage on principal amount	20.00%	20.00%